Note 6. Accrued Expenses (Details) - Warranty Provision Roll Forward (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warranty Provision Roll Forward [Abstract]
Beginning Balance	$ 71	$ 87
Additions	120	127
Payments	(120)	(143)
Balance at end of year	$ 71	$ 71